17. RELATED PARTIES TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Refinor
Disclosure of transactions between related parties [line items]
Sales of goods and services	$ 18	$ 16	$ 5
Total related parties
Disclosure of transactions between related parties [line items]
Sales of goods and services	49	69	29
CTB
Disclosure of transactions between related parties [line items]
Sales of goods and services	1	0	0
Transener
Disclosure of transactions between related parties [line items]
Sales of goods and services	0	1	1
TGS
Disclosure of transactions between related parties [line items]
Sales of goods and services	29	51	23
Greenwind
Disclosure of transactions between related parties [line items]
Sales of goods and services	1	0	0
SACDE
Disclosure of transactions between related parties [line items]
Sales of goods and services	$ 0	$ 1	$ 0